Significant Accounting Policies - Summary of Group's Right Of Use Assets And Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Payment of leases	R$ (38,023)	R$ (14,296)	R$ (12,983)
IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	40,935	40,935
Additions to right-of-use assets	113,715
Depreciation expense, right-of-use assets	(27,383)
Disposals, Right-of-use assets	(817)
Ending Balance	126,450	40,935	40,935
Beginning Balance	40,935
Additions of Lease liabilities	113,715
Interest expense, Lease liabilities	4,904
Payment of leases	(35,430)
Disposals, Lease liabilities	(863)
Ending Balance	123,261	40,935
Office [Member] | IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	35,213	35,213
Additions to right-of-use assets	69,856
Depreciation expense, right-of-use assets	(18,343)
Disposals, Right-of-use assets	(134)
Ending Balance	86,592	35,213	35,213
Vehicles [member] | IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,722	5,722
Additions to right-of-use assets	6,346
Depreciation expense, right-of-use assets	(4,872)
Disposals, Right-of-use assets	(683)
Ending Balance	6,513	R$ 5,722	R$ 5,722
Software [member] | IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	37,513
Depreciation expense, right-of-use assets	(4,168)
Ending Balance	R$ 33,345